Document And Entity Information	6 Months Ended
Jun. 30, 2015 shares
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2
Trading Symbol	SPNS
Entity Common Stock, Shares Outstanding	0
Entity Registrant Name	SAPIENS INTERNATIONAL CORP N V
Entity Central Index Key	0000885740
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer